Leases and Commitments - Summary of Future Maturities of ASC 842 Lease Liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Principal Payments
2023	$ 76,285
2024	81,243	$ 177,795
2025	22,909	67,882
2026	598	33,774
Total future maturities	181,035	280,202
Imputed Interest Payments
2023	3,545
2024	2,418	7,930
2025	392	3,027
2026		551
Total future maturities	6,355	11,508
Total Payments
2023	79,830
2024	83,661	185,725
2025	23,301	34,325
2026	598	70,909
Total future maturities	$ 187,390	$ 291,710